Subsequent Events (Details)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		6 Months Ended	1 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 09, 2014 Subsequent events USD ($)	May 31, 2014 Subsequent events	Apr. 30, 2014 Subsequent events Common Stock	May 08, 2014 Subsidiaries Subsequent events USD ($) bed	May 09, 2014 Subsidiaries Subsequent events USD ($) bed	Jun. 30, 2014 Subsidiaries Subsequent events USD ($)	May 09, 2014 Scenario, Forecast USD ($) key hotel property sqft State	May 09, 2014 Scenario, Forecast EUR (€)	Feb. 28, 2014 Scenario, Forecast	Jan. 31, 2014 NorthStar Asset Management Group, Inc Subsequent events	Mar. 31, 2014 NorthStar Healthcare USD ($)	Dec. 31, 2013 NorthStar Healthcare USD ($)	May 09, 2014 NorthStar Healthcare Subsequent events	Jun. 30, 2014 Director USD ($)	Jan. 31, 2014 RSUs	Jan. 31, 2014 Minimum NorthStar Asset Management Group, Inc Subsequent events	Jan. 31, 2014 Maximum NorthStar Asset Management Group, Inc Subsequent events	Jun. 30, 2014 Hotel Subsidiaries Subsequent events USD ($)	Feb. 28, 2014 Healthcare Senior Housing Portfolio Subsequent events USD ($) bed	Feb. 28, 2014 Healthcare Senior Housing Portfolio Senior Housing Facilities Subsequent events property	Feb. 28, 2014 Healthcare Senior Housing Portfolio Skilled Nursing Facilities Subsequent events property
Subsequent Events
Shares Issued (shares)																				1,000,000
Healthcare Balance Sheet Promote and Healthcare NTR Promote Asset Management Fee, Percent Fee	66.66%														66.66%
Conversion of Stock, Expected Conversion Ratio to NSAM Common Stock								1
1 for 2 reverse stock split							0.5
Payments to acquire real estate									$ 1,100,000,000	$ 1,100,000,000													$ 1,100,000,000
Number of beds in real estate properties acquired (beds)									8,500	8,500														8,500
Transaction costs										8,000,000
Business Acquisition, Pro Forma Information [Abstract]
Pro forma total revenues	210,205,000	166,154,000	780,839,000	692,939,000
Business Acquisition, Pro Forma Net Income (Loss)	(57,328,000)	73,145,000	(13,841,000)	(193,549,000)
Number of Hotels Acquired												47	47
Number of Hotel Keys Acquired in Top Metropolitan Markets												6,000	6,000
Number of real estate properties acquired as a portfolio (properties)																									43	37
Amount contributed in the joint venture	493,000	5,702,000	109,218,000	17,684,000	11,399,000						193,000,000
Acquisition cost						358,200,000
Advisory fees paid to West Point Partners																			1,000,000
Ownership interest in unrelated company held by related party																			50.00%
Agreed Equity Investment To Acquire Industrial Portfolio												167,000,000
Value of Portfolio Agreed To be Purchased												406,000,000
Area of Portfolio Agreed To be Purchased												6,300,000	6,300,000
Real Estate Consolidated Joint Venture Ownership Interest						86.00%						90.00%	90.00%					92.00%
Occupancy of Portfolio Agreed to be Purchased												100.00%	100.00%
Weighted Average Lease Term of Portfolio Agreed to be Purchased												12 years	12 years
Number of properties of portfolio agreed to be acquired												39	39
Number of States in Which Portfolio Operates in of Portfolio Agreed to be Acquired												17	17
Expected Ownership Percent of Portfolio Agreed to be Acquired												50.00%	50.00%
Payments to Acquire Equity Method Investments			0	0	10,796,000								50,000,000			2,300,000	2,300,000
Healthcare Fund Promote, Asset Management Fee, Percent Fee	50.00%														50.00%
Stockholders' Equity Note, Stock Split, Conversion Ratio														0.5
Management Fees, Incentive Revenue, Percent																					20.00%	25.00%
Healthcare Strategic Partnership Asset Management Fee, Percent Fee	100.00%														100.00%
Business Combination, Consideration Committed																								$ 1,050,000,000